Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	5.705
Maximum Aggregate Offering Price	$ 5,705,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 787.86
Offering Note	The amount registered represents 1,000,000 additional shares of Clene Inc. (the "Company") common stock, par value $0.0001 per share ("Common Stock"), available for awards under the Clene Inc. Amended 2020 Stock Plan. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend, or similar transaction. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum aggregate offering price per unit is equal to the average of the high and low prices for the Company's Common Stock as reported by The Nasdaq Capital Market on June 3, 2026, a date within five business days prior to the filing of this registration statement.